EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

22. EMPLOYEE BENEFIT PLANS

        The Group participates in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. PRC labor regulations require the companies to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant labor bureau is responsible for meeting all retirement benefit obligations; the Group has no further commitments beyond its monthly contribution. Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The PRC government is directly responsible for the payments of the benefits to these employees.

        The total contributions for such employee benefits were approximately RMB34.4 million, RMB56.5 million and RMB45.1 million for the years ended December 31, 2010, 2011 and 2012, respectively. Amounts accrued and included in salaries, commissions and welfare payable in the accompanying balance sheets were approximately RMB9.9 million, RMB7.9 million and RMB8.0 million as of December 31, 2010, 2011 and 2012, respectively.